Organization and Principal Activities (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Aug. 15, 2019 shares	Aug. 14, 2019	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022	Dec. 31, 2021	Sep. 10, 2021	Nov. 30, 2020	Aug. 01, 2020	Dec. 02, 2019 USD ($)	Dec. 02, 2019 CNY (¥)
Organization and Principal Activities [Line Items]
Purchased remaining shares (in Shares)	8,438
Percentage of economic beneficial interest			0.44%
Amount of paid-in capital of HF capital											$ 2.9	¥ 20
Initial equity interest pledge agreement term		20 years
Service fees percentage		100.00%
Zhongchao Shanghai [Member]
Organization and Principal Activities [Line Items]
Shares issued (in Shares)	16,876
Zhongchao Cayman [Member]
Organization and Principal Activities [Line Items]
Shares issued (in Shares)	8,438
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares would not be issued (in Shares)			16,876	16,876	16,876
Ordinary shares outstanding (in Shares)			16,876	16,876	16,876
Class A Ordinary Shares [Member] | Warrant [Member]
Organization and Principal Activities [Line Items]
Capital to purchase shares (in Shares)			16,876
Shanghai Zhongxun [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage						93.33%			51.00%
Mr. Weiguang Yang [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage						6.67%			19.00%
Beijing Zhongchao Yixin Management Consulting Partnership [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage									20.00%
LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage									10.00%
West Angel [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage						60.00%
Zhongchao Shanghai [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			6.25%
Equity interest percentage	6.25%
Mr.Yang [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage										76.40%
Shanghai Zhongxun [Member]
Organization and Principal Activities [Line Items]
Equity interest							100.00%
Shanghai Xingban Enterprises Management Partnership [Member]
Organization and Principal Activities [Line Items]
Equity interest								100.00%